Williams Law Group, P.A.
2503 W. Gardner Ct.
Tampa  FL  33611
Phone:  813.831.9348
Fax:  813.832.5284
e-mail:  wmslaw@tampabay.rr.com
www.gopublicdirect.com

May 17, 2010

Mr. Karl Hiller, Branch Chief
Mr. Brad Skinner, Senior Chief Assistant Accountant
United States Securities and Exchange Commission
Division of Corporation Finance
100 F. St., N.E.
Washington, D.C. 20549-7010

Re:	Niusule Biotech Corp.
Form 8-K filing

Dear Sirs:

My client Niusule Biotech Corp. is in receipt of your correspondence dated May 13, 2010.  With respect to your comments, please be advised that my client has today filed the second requested Form 8-K/A with the auditor’s letter conforming to the requirements stated in your letter as requested.

Sincerely,

/s/ MICHAEL T. WILLIAMS, ESQ.

Michael T. Williams, Esq.